Fair Value Measurement - Summary of Fair Value Hierarchy for Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements on Recurring Basis - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 266,653	€ 440,011
Financial liabilities, fair value		1,681
Derivatives Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value		1,681
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	229,183	411,039
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	37,131	27,888
Financial liabilities, fair value		1,681
Level 2 | Derivatives Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value		1,681
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	339	1,084
Cash and Cash Equivalents
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	228,740	411,039
Cash and Cash Equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	228,740	411,039
Financial Assets - Investments FVTPL - Traded
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	443
Financial Assets - Investments FVTPL - Traded | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	443
Financial Assets - Investments FVTPL
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	339	1,084
Financial Assets - Investments FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	339	1,084
Derivatives Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		49
Derivatives Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value		49
Derivatives Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	2,795
Derivatives Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	2,795
Derivatives Non-Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	5,694
Derivatives Non-Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	5,694
Financial Current Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	27,908	27,168
Financial Current Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	27,908	27,168
Other Non-Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	733	671
Other Non-Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 733	€ 671